UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3101
CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2008

Item 1. Schedule of Investments.
CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

	Principal
MUNICIPAL OBLIGATIONS — 98.1%	Amount	Value

Alabama — 7.4%
Alabama State MFH Revenue VRDN, 2.26%, 4/1/14, LOC: Regions Bank (r)	$1,725,000	$1,725,000
Auburn Alabama Industrial Development Board VRDN, 2.35%, 5/1/20, LOC: Allied Irish Bank (r)	3,590,000	3,590,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 2.55%, 4/1/21, LOC: Bank of America (r)	8,500,000	8,500,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 2.45%, 10/1/11, LOC: Wachovia Bank (r)	1,400,000	1,400,000
Daphne Alabama Special Care Facilities Financing Authority Revenue Bonds, Zero Coupon, 8/15/28 (prerefunded 8/15/05 @100)	5,000,000	4,932,020
Huntsville Alabama Industrial Development Board Revenue VRDN, 2.72%, 11/1/26, LOC: First Commercial Bank (r)	2,685,000	2,685,000
Mobile County Alabama IDA Revenue VRDN, 2.45%, 4/1/20, LOC: Wachovia Bank (r)	2,530,000	2,530,000
Northport Alabama MFH Revenue VRDN:
2.36%, 9/3/15, LOC: Regions Bank (r)	1,360,000	1,360,000
2.26%, 7/1/18, LOC: Regions Bank (r)	4,215,000	4,215,000
Taylor-Ryan Alabama Improvement District Revenue VRDN, 2.31%, 11/1/35, LOC: Columbus Bank & Trust (r)	13,800,000	13,800,000
Tuscaloosa County Alabama IDA Revenue VRDN:
2.45%, 12/1/23, LOC: Regions Bank (r)	3,620,000	3,620,000
2.26%, 3/1/27, LOC: JPMorgan Chase Bank (r)	10,000,000	10,000,000
Tuscaloosa County Alabama Port Authority Revenue VRDN, 2.45%, 5/1/32, LOC: Columbus Bank & Trust (r)	10,000,000	10,000,000

Arizona — 2.6%
Arizona State Health Facilities Authority Revenue VRDN:
2.05%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
2.07%, 12/1/37, LOC: Sovereign Bank, C/LOC: Lloyds TSB Bank (r)	5,000,000	5,000,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 2.41%, 8/1/22, LOC: Farm Credit Services, C/LOC: Key Bank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 2.28%, 1/15/32, LOC: Fannie Mae (r)	8,835,000	8,835,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds, 2.10%, 8/1/27, LOC: UBS AG (r)	2,300,000	2,300,000

	Principal
MUNICIPAL OBLIGATIONS — 98.1%	Amount	Value

California — 2.5%
Abag Finance Authority for Nonprofit Corps, Revenue VRDN, 1.02%, 6/1/37, LOC: LaSalle Bank (r)	3,410,000	3,410,000
California State Pollution Control Financing Authority Revenue VRDN:
2.28%, 9/1/10, LOC: Bank of the West (r)	2,605,000	2,605,000
2.30%, 3/1/16, LOC: Comerica Bank (r)	1,775,000	1,775,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 2.25%, 5/1/22, LOC: Bank of the West, C/LOC: CalSTRs (r)	1,625,000	1,625,000
Fresno California Revenue VRDN, 2.10%, 5/1/15, LOC: U.S. Bank (r)	800,000	800,000
Los Angeles California Regional Airports Improvement Corp. Revenue VRDN, 1.20%, 12/1/25, LOC: Societe Generale (r)	472,245	472,245
Los Angeles County California Community Development Commission COPs, 1.70%, 11/1/15, LOC: Wells Fargo Bank (r)	4,300,000	4,300,000
Oxnard California Industrial Development Financing Authority VRDN, 2.58%, 12/1/34, LOC: City National Bank (r)	2,485,000	2,485,000
Victorville California MFH Revenue VRDN, 3.00%, 12/1/15, LOC: Citibank (r)	5,915,000	5,915,000

Colorado — 5.0%
Aurora Centretech Colorado Metropolitan District GO VRDN, 2.21%, 12/1/28, LOC: U.S. Bank (r)	3,170,000	3,170,000
Colorado State Education Loan Program, 4.50%, 8/5/08	5,000,000	5,012,796
Colorado State Housing and Finance Authority Revenue VRDN:
2.00%, 10/15/16, CA: Fannie Mae (r)	22,660,000	22,660,000
2.20%, 10/1/30, BPA: FHLB, CF: Colorado — HFA (r)	1,530,000	1,530,000
Englewood Colorado MFH Revenue VRDN, 1.88%, 12/1/26, CF: Freddie Mac (r)	2,860,000	2,860,000
Highland Village Metropolitan District Colorado Revenue VRDN, 2.15%, 12/1/27, LOC: Key Bank (r)	2,700,000	2,700,000
Solaris Colorado Metropolitan District Revenue VRDN, 2.26%, 12/1/38, LOC: Key Bank (r)	5,610,000	5,610,000
Westminster Colorado Economic Development Authority Tax Allocation Revenue VRDN, 2.10%, 12/1/28, LOC: DEPFA Bank plc (r)	3,000,000	3,000,000

Delaware — 0.6%
State of Delaware GO Bonds:
4.00%, 5/1/08	4,075,000	4,076,063
5.00%, 7/1/08	1,925,000	1,931,228

District of Columbia — 0.8%
District of Columbia Revenue VRDN:
2.10%, 9/1/23, LOC: Bank of America (r)	4,400,000	4,400,000
2.14%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000

Florida — 1.8%
Collier County Florida MFH Finance Authority Revenue VRDN, 2.15%, 7/15/34, CF: Fannie Mae (r)	2,900,000	2,900,000
Florida State Board of Education GO Revenue Bonds, 4.00%, 6/1/08	3,075,000	3,076,741
Florida State Housing Finance Corp. MFH Revenue VRDN, 2.21%, 10/15/32, LOC: Fannie Mae (r)	2,200,000	2,200,000
Orlando and Orange County Florida Expressway Authority Revenue VRDN, 1.95%, 7/1/32, BPA: Dexia Credit Local, FSA Insured (r)	3,200,000	3,200,000
University Athletic Association, Inc., Revenue VRDN, 2.80%, 10/1/31, LOC: SunTrust Bank (mandatory put, 10/1/2008 @ 100)(r)	5,000,000	4,998,463

	Principal
MUNICIPAL OBLIGATIONS — 98.1%	Amount	Value

Georgia — 2.6%
Atlanta Georgia Water and Wastewater Revenue VRDN, 2.25%, 11/1/38, BPA: Dexia Credit Local, FSA Insured (r)	7,230,000	7,230,000
Columbus Georgia Downtown IDA Revenue VRDN, 2.52%, 8/1/15, LOC: Columbus Bank & Trust (r)	6,440,000	6,440,000
Fulton County Georgia IDA Revenue VRDN, 2.97%, 12/1/10, LOC: Branch Bank & Trust (r)	1,500,000	1,500,000
Macon-Bibb County Georgia IDA Revenue VRDN, 2.31%, 7/1/15, LOC: Regions Bank (r)	1,000,000	1,000,000
Savannah Georgia Economic Development Authority Revenue VRDN, 2.09%, 11/1/26, LOC: SunTrust Bank (r)	6,300,000	6,300,000
Warner Robins Georgia Downtown Development Authority Revenue VRDN, 2.52%, 9/1/34, LOC: Columbus Bank & Trust (r)	1,300,000	1,300,000

Hawaii — 2.1%
Hawaii State Department Budget and Finance Revenue VRDN:
2.30%, 5/1/19, LOC: First Hawaiian Bank (r)	12,155,000	12,155,000
2.35%, 12/1/21, LOC Union Bank (r)	4,465,500	4,465,500
Hawaii State GO Bonds, 5.75%, 4/1/09	2,500,000	2,587,676

Idaho — 0.3%
Idaho State Tax Anticipation Notes, 4.50%, 6/30/08	3,000,000	3,005,474

Illinois — 4.3%
Illinois State Development Finance Authority Revenue VRDN:
2.25%, 6/30/08, LOC: Bank of Montreal (r)	5,000,000	5,000,000
2.18%, 6/1/19, LOC: Northern Trust Co. (r)	6,565,000	6,565,000
2.08%, 2/15/35, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
2.18%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Health Facilities Authority Revenue VRDN, 1.90%, 8/15/33, LOC: LaSalle Bank (r)	2,340,000	2,340,000
Jackson-Union Counties Illinois Regional Port District Facilities Revenue VRDN, 2.00%, 4/1/24, LOC: Wachovia Bank (r)	8,785,000	8,785,000
Springfield Illinois Community Improvement Revenue VRDN, 2.25%, 9/1/17, LOC: Harris National (r)	5,000,000	5,000,000

Indiana — 4.6%
Allen County Indiana Economic Development Revenue VRDN, 3.60%, 11/1/09, LOC: JPMorgan Chase Bank (r)	1,000,000	1,000,000
Eclipse Funding Trust Industrial Redevelopment Authority Revenue VRDN, 2.27%, 7/1/27, LOC: U.S. Bank, MBIA Insured (r)	7,000,000	7,000,000
Elkhart County Indiana Economic Development Revenue VRDN, 2.43%, 4/1/28, LOC: FHLB (r)	2,425,000	2,425,000

	Principal
MUNICIPAL OBLIGATIONS — 98.1%	Amount	Value

Indiana State Development Finance Authority Revenue VRDN:
3.50%, 7/1/18, LOC: JPMorgan Chase Bank (r)	1,275,000	1,275,000
3.50%, 4/1/22, LOC: JPMorgan Chase Bank (r)	740,000	740,000
2.45%, 1/1/27, LOC: National City Bank (r)	6,445,000	6,445,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 2.36%, 2/1/22, LOC: Farm Credit Services, C/LOC: Rabobank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 2.66%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 2.66%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,200,000	3,200,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 2.41%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	2,090,000	2,090,000
Valparaiso Indiana Industrial Economic Development Revenue VRDN, 2.48%, 5/1/31, LOC: Marshall & Ilsley Bank (r)	4,985,000	4,985,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 2.46%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)	3,600,000	3,600,000

Iowa — 1.4%
Iowa State Finance Authority Revenue VRDN, 2.36%, 7/1/18, LOC: Citizen Business Bank, C/LOC:
Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State Higher Education Loan Authority Revenue Bonds:
Loras College, 4.50%, 5/20/08, LOC: LaSalle Bank	1,000,000	1,000,968
Morningside, 4.50%, 5/20/08, LOC: U.S. Bank	1,250,000	1,251,291
Iowa State School Cash Anticipation Notes, 4.50%, 6/27/08, FSA Insured	7,000,000	7,012,346

Kentucky — 3.5%

Kentucky State Tax and Revenue Anticipation Notes, 4.50%, 6/26/08	8,000,000	8,014,316
Lexington-Fayette Kentucky Urban County Educational Facilities Revenue VRDN, 2.27%, 5/1/25, LOC: Fifth Third Bank (r)	4,825,000	4,825,000
Mayfield Kentucky Multi City Lease Revenue VRDN, 2.22%, 7/1/26, LOC: Fifth Third Bank (r)	2,910,000	2,910,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 2.25%, 6/1/34, LOC: U.S. Bank (r)	10,635,500	10,635,500
Northern Kentucky Port Authority Industrial Building Revenue VRDN, 2.27%, 12/1/21, LOC: Fifth Third Bank (r)	3,625,000	3,625,000
Winchester Kentucky Industrial Building Revenue VRDN, 2.49%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000

Louisiana — 2.4%
Louisiana State HFA Revenue VRDN:
2.36%, 3/15/37, CF: Fannie Mae (r)	3,140,000	3,140,000
2.30%, 9/15/40, LOC: RBS Citizens (r)	5,000,000	5,000,000
Louisiana State Public Facilities Authority Revenue VRDN, 2.35%, 12/1/14, LOC: Regions Bank (r)	1,505,000	1,505,000
New Orleans Louisiana Aviation Board Revenue VRDN, 2.85%, 8/1/16, BPA: Dexia Credit Local (r)	12,560,000	12,560,000

	Principal
MUNICIPAL OBLIGATIONS — 98.1%	Amount	Value

Maine — 0.6%
Maine State Finance Authority Revenue VRDN, 2.15%, 9/1/37, LOC: RBS Citizens (r)	5,755,000	5,755,000

Maryland — 3.4%
Baltimore Maryland MFH Revenue VRDN, 2.22%, 4/15/34, LOC: Fannie Mae (r)	8,194,000	8,194,000
Maryland State Health & Higher Educational Facilities Authority Revenue VRDN:
2.06%, 1/1/21, LOC: M&T Trust Co. (r)	7,905,000	7,905,000
2.09%, 3/1/30, LOC: SunTrust Bank (r)	2,600,000	2,600,000
2.07%, 7/1/34, LOC: Wachovia Bank (r)	5,000,000	5,000,000
Montgomery County Maryland GO Bonds, 5.00%, 5/1/08	5,700,000	5,706,265
Rockville City Maryland MFH Revenue VRDN, 1.85%, 1/1/34, CF: Freddie Mac (r)	2,715,000	2,715,000

Massachusetts — 0.5%
Massachusetts State Finance Development Agency Revenue VRDN, 2.07%, 5/15/34, LOC: Sovereign Bank, C/LOC: Lloyds TSB Bank (r)	1,390,000	1,390,000
Massachusetts State GO Bonds, 5.00%, 5/1/08, GIFG Assurance Insured	3,000,000	3,003,226

Michigan — 0.2%
Kent Michigan Hospital Finance Authority Revenue VRDN, 2.27%, 11/1/10, LOC: Fifth Third Bank (r)	1,500,000	1,500,000

Minnesota — 1.8%
Minnesota State Higher Education Facilities Authority Revenue VRDN, 2.25%, 4/1/27, LOC: Allied Irish Bank (r)	3,200,000	3,200,000
Richfield Minnesota MFH Revenue VRDN, 2.25%, 3/1/34, LOC: Freddie Mac (r)	6,610,000	6,610,000
St. Louis Park Minnesota MFH Revenue VRDN, 2.25%, 8/1/34, LOC: Freddie Mac (r)	7,292,000	7,292,000

Mississippi — 6.3%
Mississippi State Business Finance Corp. Revenue VRDN:
2.17%, 3/1/17, LOC: PNC Bank (r)	8,485,000	8,485,000
2.29%, 12/1/36, LOC: Hancock Bank (r)	9,900,000	9,900,000
Mississippi State Development Bank SO Revenue VRDN:
5.25%, 10/1/20, BPA: Regions Bank, AMBAC Insured (r)	9,535,000	9,535,000
5.25%, 12/1/23, BPA: JPMorgan Chase Bank, AMBAC Insured (r)	13,960,000	13,960,000
5.25%, 3/1/25, BPA: BNP, AMBAC Insured (r)	11,330,000	11,330,000
Mississippi State Home Corp. MFH Revenue VRDN, 2.42%, 8/15/40, CF: Fannie Mae (r)	5,360,000	5,360,000

	Principal
MUNICIPAL OBLIGATIONS — 98.1%	Amount	Value

Missouri — 0.8%
Carthage Missouri IDA Revenue VRDN, 2.49%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN, 2.25%, 9/15/32, LOC: Fannie Mae (r)	4,000,000	4,000,000
Missouri State Development Finance Board Revenue VRDN, 2.41%, 9/1/08, LOC: CoBank, C/LOC: BNP Paribas (r)	1,405,000	1,405,000

Nebraska — 1.4%
Omaha Nebraska Housing Authority Revenue VRDN, 2.29%, 12/1/37, LOC: DEPFA Bank plc (r)	13,255,000	13,255,000

Nevada — 0.5%
Clark County Nevada School District GO Bonds, 5.00%, 6/15/08, FSA Insured	5,000,000	5,013,394

New Hampshire — 2.1%
New Hampshire State Health & Education Facilities Authority Revenue VRDN:
2.10%, 10/1/23, LOC: Bank of America (r)	3,100,000	3,100,000
2.23%, 7/1/32, LOC: RBS Citizens (r)	16,600,000	16,600,000

New Mexico — 0.9%
New Mexico State GO Bonds, 4.50%, 6/30/08	8,000,000	8,014,974

New York — 3.7%
Albany New York IDA Revenue VRDN, 2.29%, 6/1/34, LOC: M&T Trust Co. (r)	6,000,000	6,000,000
Monroe County New York IDA Revenue VRDN, 2.29%, 12/1/34, LOC: M&T Trust Co. (r)	1,540,000	1,540,000
New York City GO VRDN, 2.09%, 8/1/34, LOC: Bank of America (r)	2,000,000	2,000,000
New York City IDA Revenue VRDN, 2.29%, 2/1/35, LOC: M&T Trust Co. (r)	2,010,000	2,010,000
New York State Housing Finance Agency Revenue VRDN, 2.27%, 5/15/37 (r)	18,000,000	18,000,000
Oswego County New York Industrial Development Agency Civic Facilities Revenue VRDN, 2.29%, 1/1/24, LOC: M&T Trust Co. (r)	4,455,000	4,455,000

North Dakota — 0.6%
Traill County North Dakota Solid Waste Disposal Revenue VRDN, 2.51%, 3/1/13, LOC: Wells Fargo Bank (r)	5,750,000	5,750,000

Ohio — 3.8%
Blue Ash Ohio Economic Development Revenue VRDN, 2.44%, 5/1/30, LOC: National City Bank (r)	10,875,000	10,875,000
Butler County Ohio Healthcare Facilities Revenue VRDN, 2.27%, 9/1/22, LOC: Fifth Third Bank (r)	3,720,000	3,720,000
Cuyahoga County Ohio Healthcare Facilities Revenue Bonds, 6.125%, 2/15/24	4,845,000	5,037,518
Cuyahoga County Ohio Healthcare Facilities Revenue VRDN, 2.31%, 11/1/23, LOC: Fifth Third Bank (r)	3,930,000	3,930,000
Hamilton County Ohio Healthcare and Life Enriching Community Revenue VRDN, 2.25%, 1/1/37, LOC: PNC Bank (r)	5,645,000	5,645,000

	Principal
MUNICIPAL OBLIGATIONS — 98.1%	Amount	Value

Ohio State Air Quality Development Authority Revenue VRDN, 2.20%, 12/1/23, LOC: Key Bank (r)	4,000,000	4,000,000
Ohio State Higher Educational Facility Commission Revenue VRDN, 2.25%, 9/1/26, LOC: Fifth Third Bank (r)	2,005,000	2,005,000

Oklahoma — 0.5%
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 2.28%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Oregon — 0.9%
Oregon State GO Bonds, 4.50%, 6/30/08	8,000,000	8,016,589

Pennsylvania — 6.3%
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 2.21%, 7/15/28, LOC: Fannie Mae (r)	4,185,000	4,185,000
Butler County Pennsylvania IDA Revenue VRDN:
2.45%, 9/1/27, LOC: National City Bank (r)	4,830,000	4,830,000
2.10%, 5/1/34, LOC: Bank of America (r)	1,550,000	1,550,000
Chester County Pennsylvania Health & Education Facilities Authority Revenue VRDN, 2.15%, 4/1/33, LOC: Wachovia Bank (r)	7,555,000	7,555,000
Chester County Pennsylvania IDA Student Housing Revenue VRDN, 2.25%, 2/1/43, LOC: Citizens (r)	8,000,000	8,000,000
Lawrence County Pennsylvania IDA Revenue VRDN, 2.65%, 12/1/15, LOC: National City Bank (r)	2,400,000	2,400,000
Moon Pennsylvania IDA Revenue VRDN, 2.00%, 7/1/38, LOC: Bank of Scotland (r)	13,000,000	13,000,000
Pennsylvania State Higher Educational Facilities Authority Revenue VRDN:
2.40%, 11/1/29, LOC: Sovereign Bank, C/LOC: National City Bank (r)	5,600,000	5,600,000
2.23%, 11/1/36, LOC: Sovereign Bank, C/LOC: UniCredito Italiano Bank plc (r)	6,345,000	6,345,000
Temple University Pennsylvania Higher Education Revenue Bonds, 4.25%, 4/24/08	5,000,000	5,001,909

South Carolina — 1.2%
Dorchester County South Carolina IDA Revenue VRDN, 2.39%, 10/1/24, LOC: Bayerische HypoVereinsbank (r)	5,100,000	5,100,000
South Carolina State GO Bonds, 5.50%, 4/1/08	2,000,000	2,000,000
South Carolina State Jobs-Economic Development Authority Health Facilities Revenue VRDN, 2.10%, 11/1/31, LOC: Wachovia Bank (r)	4,100,000	4,100,000

	Principal
MUNICIPAL OBLIGATIONS — 98.1%	Amount	Value

Tennessee — 4.7%
Cobalt CMBS Commercial Mortgage Trust, 2.09%, 7/1/24, LOC: SunTrust Bank (r)	5,290,000	5,290,000
Loudon Tennessee Industrial Development Board Revenue VRDN, 2.20%, 4/1/13, LOC: JPMorgan Chase Bank (r)	1,895,000	1,895,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Revenue VRDN, 2.27%, 9/1/28, LOC: Fifth Third Bank (r)	2,700,000	2,700,000
Sevier County Tennessee Public Building Authority Revenue VRDN:
5.25%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured (r)	1,325,000	1,325,000
5.25%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured (r)	1,875,000	1,875,000
5.25%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,565,000	2,565,000
5.25%, 6/1/17, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	900,000	900,000
5.25%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured (r)	3,200,000	3,200,000
9.25%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,300,000	2,300,000
5.25%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	8,100,000	8,100,000
3.75%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured (r)	3,585,000	3,585,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN:
2.24%, 5/1/16, LOC: Allied Irish Bank (r)	2,000,000	2,000,000
2.21%, 6/1/26, LOC: Allied Irish Bank (r)	4,900,000	4,900,000
Williamson County Tennessee Industrial Development Board Revenue VRDN, 2.09%, 9/1/25, LOC: SunTrust Bank (r)	2,900,000	2,900,000

Texas — 5.7%
Deutsche Bank Spears/Lifers Trust Various States, 2.29%, 4/15/31, BPA: Deutsche Bank, MBIA Insured (r)	12,970,000	12,970,000
Fort Bend Texas Independent School District GO Bonds, 5.375%, 2/15/24, GA: Texas Permanent School Fund	4,445,000	4,562,388
Garland Texas Independent School District GO VRDN, 3.75%, 6/15/29, BPA: DEPFA Bank plc, GA: Texas Permanent School Fund (r)	7,875,000	7,875,000
HFDC of Central Texas Inc. Revenue VRDN, 2.08%, 5/15/38, LOC: Sovereign Bank, C/LOC: KBC Bank (r)	6,500,000	6,500,000
Kendall County Texas Health Facility Development Corp. Revenue VRDN, 2.12%, 1/1/41, LOC: Allied Irish Bank (r)	5,900,000	5,900,000
Red River Texas Educational Finance Revenue VRDN, 2.25%, 12/1/31, LOC: Allied Irish Bank (r)	2,940,000	2,940,000
San Antonio Texas Independent School District GO Bonds, 5.00%, 8/15/27, GA: Texas Permanent School Fund	5,000,000	5,052,613
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 2.52%, 9/1/27, LOC: JPMorgan Chase Bank (r)	4,000,000	4,000,000
Texas State GO Bonds, 4.50%, 8/28/08	3,000,000	3,009,426

Utah — 1.1%
Utah State GO Bonds, 4.50%, 7/1/08	5,000,000	5,009,293
Utah State Housing Corp. Revenue VRDN, 2.35%, 7/1/36, BPA: Bayerische Landesbank Girozentrale, CF: Utah Housing Corporation (r)	5,000,000	5,000,000

	Principal
MUNICIPAL OBLIGATIONS — 98.1%	Amount	Value

Vermont — 1.7%
Vermont State Educational and Health Buildings Financing Agency Revenue Bonds, 5.50%, 7/1/18	955,000	971,805
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:
2.24%, 10/1/30, LOC: Banknorth (r)	10,755,000	10,755,000
2.25%, 1/1/33, LOC: Banknorth (r)	3,695,000	3,695,000

Virginia — 1.0%
Albemarle County Virginia IDA Revenue VRDN, 2.09%, 6/1/37, LOC: SunTrust Bank (r)	2,000,000	2,000,000
Richmond Virginia IDA Revenue VRDN, 1.40%, 5/1/35, LOC: SunTrust Bank (r)	2,000,000	2,000,000
Virginia State Pocahontas Parkway Association Revenue Bonds, Zero coupon:
8/15/13 (Prerefunded 8/15/08 @ 76.452)	2,800,000	2,133,313
8/15/14 (Prerefunded 8/15/08 @ 71.958)	1,100,000	789,679
8/15/17 (Prerefunded 8/15/08 @ 59.914)	2,095,000	1,260,466
8/15/19 (Prerefunded 8/15/08 @ 52.944)	2,000,000	1,066,594

Washington — 3.9%
Eclipse Funding Trust Industrial Redevelopment Authority Revenue VRDN, 3.80%, 1/1/29, LOC: U.S. Bank, AMBAC Insured (r)	7,000,000	7,026,852
Pierce County Washington Tacoma School District GO Bonds, 5.00%, 6/1/08, FGIC Insured	5,000,000	5,010,993
Seattle Washington Water System Revenue VRDN, 1.50%, 3/1/32, LOC: Bayerische Landesbank (r)	4,900,000	4,900,000
Washington State GO Bonds, 5.00%, 1/1/09, AMBAC Insured	5,000,000	5,090,934
Washington State Health Care Facilities Authority Revenue VRDN:
2.18%, 11/15/26, LOC: Citibank (r)	6,500,000	6,500,000
2.28%, 2/1/38, LOC: Key Bank (r)	7,410,000	7,410,000

Wisconsin — 0.9%
Grafton Wisconsin IDA Revenue VRDN, 2.27%, 12/1/17, LOC: U.S. Bank (r)	1,785,000	1,785,000
Wisconsin State Health and Educational Facilities Authority Revenue VRDN, 2.20%, 11/1/23, LOC: U.S. Bank (r)	6,400,000	6,400,000

Wyoming — 1.7%
Gillette Wyoming Pollution Control Revenue VRDN, 2.13%, 1/1/18, LOC: Barclays Bank (r)	16,200,000	16,200,000

TOTAL INVESTMENTS (Cost $910,321,858) — 98.1%		910,321,858
Other assets and liabilities, net — 1.9%		17,826,418

NET ASSETS — 100%		$928,148,276

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond-Purchase Agreement
CA: Collateral Agreement
CF: Credit Facility
C/LOC: Confirming Letter of Credit
GA: Guaranty Agreement
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSA: Financial Security Assurance Inc.
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
MBIA: Municipal Bond Insurance Association
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

	PRINCIPAL
MUNICIPAL OBLIGATIONS — 99.4%	AMOUNT	VALUE

Alabama — 4.5%
Alabama State MFH Revenue VRDN:
Series I, 3.27%, 12/1/30 (r)	$2,280,000	$2,280,000
Series J, 3.27%, 12/1/30 (r)	4,130,000	4,130,000
Mobile Alabama Industrial Development Board Pollution Control Revenue Bonds, 4.75%, 6/1/34 (mandatory put, 3/19/12 @100)(r)	1,000,000	1,002,380

Arizona — 1.8%
Glendale Arizona IDA Revenue Bonds, 4.40%, 12/1/14 (r)	950,000	947,197
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds, 4.25%, 3/1/28 (mandatory put, 3/1/10 @ 100)(r)	2,000,000	1,970,480

	PRINCIPAL
MUNICIPAL OBLIGATIONS — 99.4%	AMOUNT	VALUE

California — 4.3%
California State Department of Water Resources Revenue Bonds:
5.50%, 5/1/08	310,000	310,983
6.00%, 12/1/10 (prerefunded)	430,000	469,775
6.00%, 12/1/10 (unrefunded balance)	570,000	622,075

California State Economic Recovery GO Bonds:
5.00%, 7/1/10	1,000,000	1,054,780
5.00%, 7/1/23 (mandatory put, 7/1/11 @ 100)(r)	1,000,000	1,052,880
California State GO Bonds, 3.50%, 5/1/33 (r)	3,000,000	3,000,000
California Statewide Communities Development Authority Revenue COPs, 6.00%, 6/1/08	500,000	502,855

Colorado — 3.6%
Triview Colorado Metropolitan District GO Bonds:
Series 2003A, 3.375%, 11/1/23 (r)	4,835,000	4,840,899
Series 2006A, 3.60%, 11/1/23 (mandatory put, 11/1/08 @ 100)(r)	1,000,000	1,001,870

Florida — 7.7%
Dade County Florida Education Facilities Authority Revenue Bonds, 6.00%, 4/1/08	1,000,000	1,000,000
Palm Beach County Florida Revenue VRDN, 2.27%, 1/1/34 (r)	3,670,000	3,670,000
Polk County Florida Transportation Improvement Revenue Bonds, 5.00%, 12/1/25 (r)	3,500,000	3,691,415
University Athletic Association, Inc. Athletic Program Revenue Bonds:
3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100)(r)	1,000,000	1,014,590
2.80%, 10/1/31 (mandatory put, 10/1/08 @ 100)(r)	1,285,000	1,290,011
3.80%, 10/1/31 (mandatory put, 10/1/11 @ 100)(r)	2,000,000	2,033,800

Georgia — 4.4%
Atlanta Georgia Urban Residential Finance Authority MFH Revenue VRDN, 2.19%, 4/1/34 (r)	4,400,000	4,400,000
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)	3,900,000	2,725,125

Illinois — 5.0%
Chicago Illinois Board of Education GO Bonds, Zero Coupon, 12/1/09	4,000,000	3,822,200
Chicago Illinois Housing Authority Revenue Bonds, 5.00%, 7/1/09	3,000,000	3,099,900
University of Illinois Revenue Bonds, 5.00%, 4/1/08	1,250,000	1,250,000

Indiana — 0.3%
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 2.66%, 11/1/18 (r)	480,000	480,000

Iowa — 1.6%
Iowa State Finance Authority Revenue Bonds, 5.25%, 8/1/10	2,475,000	2,637,954

	PRINCIPAL
MUNICIPAL OBLIGATIONS — 99.4%	AMOUNT	VALUE

Louisiana — 3.0%
Louisiana State Offshore Terminal Authority Revenue Bonds, 3.65%, 10/1/21 (mandatory put, 4/1/08 @ 100)(r)	5,000,000	5,000,000

Massachusetts — 4.5%
Massachusetts State GO Bonds:
5.50%, 11/1/11	5,000,000	5,479,850
5.25%, 8/1/14 (prerefunded, 8/1/08 @ 101)	1,825,000	1,864,420

Minnesota — 1.2%
St. Paul Minnesota Port Authority Revenue VRDN, 2.54%, 6/1/19 (r)	1,960,000	1,960,000

Mississippi — 2.9%
Mississippi State Development Bank SO VRDN, 5.25%, 10/1/20 (r)	4,800,000	4,800,000

Montana — 3.4%
Montana Bi-State Development Agency Revenue Bonds, 3.95%, 10/1/35 (mandatory put, 10/1/09 @ 100)(r)	5,500,000	5,641,570

New Jersey — 1.4%
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, 6.125%, 6/1/42 (prerefunded 6/1/12 @100)	2,000,000	2,255,780

New York — 7.4%
New York State GO Bonds, 3.00%, 4/15/08	4,695,000	4,697,300
New York Tri-Borough Bridge and Tunnel Authority Revenue Bonds, 5.125%, 1/1/22 (prerefunded 1/1/12 @ 100)	5,000,000	5,405,350
Utica New York IDA Revenue Bonds, 4.00%, 7/15/29 (mandatory put, 7/15/09 @ 100)(r)	2,000,000	2,045,920

North Dakota — 2.1%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 5.621%, 11/1/19 (r)	3,775,000	3,502,370

Ohio — 4.2%
Cincinnati City School District COPs, 5.00%, 12/15/10	1,500,000	1,598,070
Ohio State HFA MFH Revenue Bonds:
4.25%, 4/1/08	3,810,000	3,810,000
4.45%, 10/1/09	1,510,000	1,529,992

Pennsylvania — 2.5%
Allegheny County Pennsylvania IDA Revenue Bonds, 3.375%, 5/1/31 (mandatory put, 5/1/08 @ 100)(r)	4,150,000	4,154,109

Rhode Island — 0.8%
Rhode Island State Housing and Mortgage Finance Corp. Revenue Bonds, 4.50%, 10/1/08	1,250,000	1,261,750

	PRINCIPAL
MUNICIPAL OBLIGATIONS — 99.4%	AMOUNT	VALUE

Tennessee — 3.1%
Knox County Tennessee Health Educational & Housing Facilities Board MFH Revenue VRDN, 3.26%, 12/1/29 (r)	2,500,000	2,500,000
Sevier County Tennessee Public Building Authority Revenue VRDN, 5.25%, 6/1/19 (r)	1,500,000	1,500,000
Tennessee State GO Bonds, 5.00%, 5/1/10	1,000,000	1,054,950

Texas — 17.6%
Lewisville Texas Independent School District GO Bonds:
Zero Coupon, 8/15/09	2,000,000	1,931,260
Zero Coupon, 8/15/10	2,000,000	1,874,300
Northside Texas Independent School District GO Bonds:
4.00%, 6/1/35 (mandatory put, 5/31/11 @ 100)(r)	4,960,000	5,063,267
3.78%, 6/1/37 (mandatory put, 6/1/09 @ 100)(r)	2,000,000	2,029,960
San Antonio Texas Electric And Gas Utility Revenue Bonds, 5.75%, 2/1/16 (prerefunded 2/1/10 @ 100)	5,105,000	5,421,102
Spring Texas Independent School District GO Bonds, 5.00%, 8/15/29 (r)	3,500,000	3,518,865
Tarrant County Texas Housing Finance Corp. Revenue Bonds, 6.25%, 3/1/04 (b)(f)	13,100,000	8,908,000

Vermont — 1.2%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN, 2.51%, 11/1/21 (r)	1,900,000	1,900,000

Washington — 0.9%
Washington State Higher Education Facilities Authority Revenue Bonds, 5.00%, 10/1/30 (mandatory put, 4/1/08 @ 100)(r)	1,500,000	1,500,000

West Virginia — 4.1%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	22,835,000	6,731,530

Other — 5.9%
Capital Trust Agency Housing Revenue Bonds, 4.25% through 7/10/08, 6.25% thereafter to 7/1/40 (c)(r)*	14,452,566	9,590,434

TOTAL INVESTMENTS (Cost $187,205,579) — 99.4%		162,831,318
Other assets and liabilities, net — 0.6%		958,368

NET ASSETS — 100%		$163,789,686

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A.

(c)	Capital Trust Agency Housing Revenue Bonds are currently in default for interest. Accrued interest as of March 31, 2008 totaled $246,752. Effective July 2007, this security is no longer accruing interest.

(f)	Tarrant County Texas Housing Finance Corp. Revenue Bonds (Chatham Creek project) have been restructured from an original maturity date of March 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of March 31, 2008 totaled $744,159 and includes past due interest accrued since and due on March 1, 2006. Effective November 2006, this security is no longer accruing interest. Subsequent to period end, the Fund received a $300,000 partial interest payment.

(g)	West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(j)	Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

	Principal
MUNICIPAL OBLIGATIONS — 95.9%	Amount	Value

Arizona — 1.9%
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds, 4.25%, 3/1/28 (mandatory put, 3/1/10 @ 100)(r)	$1,000,000	$985,240

California — 13.8%
California Educational Facilities Authority Revenue Bonds, 6.625%, 6/1/20 (prerefunded 6/1/10 @101)	1,490,000	1,635,230
California State GO Bonds, 5.00%, 8/1/23	1,000,000	1,012,760
Hawaiian Gardens California Public Finance Authority Revenue Bonds:
5.25%, 12/1/22	1,475,000	1,513,232
5.25%, 12/1/23	1,000,000	1,020,200
Oxnard California COPs, 4.75%, 6/1/28	1,000,000	945,320
Perris Union High School District COPs, 6.00%, 10/1/30 (prerefunded 10/1/10 @101)	965,000	1,043,184

	Principal
MUNICIPAL OBLIGATIONS — 95.9%	Amount	Value

Colorado — 4.0%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 8.00%, 12/1/25	2,000,000	2,086,920

Florida — 12.7%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,617,200
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	1,150,000	1,136,879
Florida State Department of Environmental Protection Revenue Bonds, 4.375%, 7/1/26	2,000,000	1,846,860
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	1,013,800

Illinois — 3.0%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	518,225
Markham Illinois GO Revenue Bonds, 6.00%, 2/1/25	1,000,000	1,020,740

Kentucky — 4.2%
Kentucky Housing Corp. MFH Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100)(r)	2,210,000	2,161,601

Louisiana — 3.7%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.30%, 7/1/30	1,000,000	1,047,180
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	840,000	888,569

Maryland — 1.6%
Cecil County Maryland Health Department COPs, 3.907%, 7/1/14 (r)	740,000	702,452
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (k)*	500,000	133,873

Michigan — 4.8%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	968,880
Michigan State Municipal Bond Authority General Revenue Bonds, 5.00%, 10/1/23	1,500,000	1,542,720

New Jersey — 8.5%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	2,280,000	2,475,282
New Jersey State Transportation Trust Fund Authority Revenue Bonds, 5.25%, 12/15/23	1,830,000	1,944,961

	Principal
MUNICIPAL OBLIGATIONS — 95.9%	Amount	Value

Ohio — 4.9%
Ohio State HFA MFH Revenue Bonds:
5.45%, 8/20/34	1,745,000	1,679,283
4.90%, 6/20/48	1,000,000	853,760

Oklahoma — 3.0%
Citizen Potawatomi Nation Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,554,465

Pennsylvania — 1.9%
Pocono Mountain Pennsylvania School District GO Bonds, 5.00%, 9/1/34	1,000,000	997,050

Rhode Island — 1.1%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	500,000	561,630

Tennessee — 2.7%
Knox County Tennessee Health Educational & Housing Facilities Board Revenue VRDN, 3.26%, 12/1/29 (r)	1,400,000	1,400,000

Texas — 12.0%
City of San Antonio Texas Electric & Gas System Revenue Bonds, 5.50%, 2/1/20 (escrowed to maturity)	1,000,000	1,123,170
Garland Texas GO Bonds, 5.25%, 2/15/20	1,500,000	1,612,530
Manor Texas Independent School District GO Bonds, 4.50%, 8/1/24	1,000,000	980,670
Mesquite Texas Independent School District No. 1 GO Bonds, Zero Coupon, 8/15/20	500,000	268,145
Tarrant County Texas Health Facilities Development Corp. Revenue Bonds, 5.75%, 2/15/15 (escrowed to maturity)	2,000,000	2,259,380

Vermont — 0.6%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN, 2.51%, 11/1/21 (r)	325,000	325,000

Virgin Island — 2.1%
Virgin Islands Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,066,010

Virginia — 3.5%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	1,700,000	1,795,183

Washington — 3.0%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,564,155

West Virginia — 0.6%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	992,500	292,579

	Principal
MUNICIPAL OBLIGATIONS — 95.9%	Amount	Value

Wisconsin — 2.3%
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,183,829

TOTAL INVESTMENTS (Cost $50,916,238) — 95.9%		49,778,147
Other assets and liabilities, net — 4.1%		2,125,194

NET ASSETS — 100%		$51,903,341

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
FUTURES	Contracts	Date	at Value	(Depreciation)

Sold:
US Treasury Bonds	35	6/08	$4,157,891	$47,838

*	Non-income producing security.

(g)	West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(k)	Interest payments of the Maryland State Economic Development Corp. Revenue Bonds (Rocky Gap project) have been deferred per conditions of the Supplemental Indenture. At March 31, 2008 accumulated deferred interest totaled $161,817 and includes interest accrued since and due on October 1, 2003. Effective May 2007, this security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Agency
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT TAX-FREE RESERVES VERMONT MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

	Principal
Municipal Obligations — 96.5%	Amount	Value

Vermont — 70.3%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,350,531
5.375%, 7/1/12	1,405,000	1,539,501

	Principal
Municipal Obligations — 96.5%	Amount	Value

Rutland County Vermont Solid Waste District Revenue Bonds:
6.70%, 11/1/08	100,000	102,015
6.75%, 11/1/09	100,000	105,149
6.80%, 11/1/10	100,000	108,015
6.80%, 11/1/11	100,000	110,268
6.85%, 11/1/12	100,000	112,428
State of Vermont, 5.00%, 3/1/15	1,215,000	1,343,110

University of Vermont & State Agricultural College GO Revenue Bonds, 5.00%, 10/1/19	1,000,000	1,054,120

University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/23	1,000,000	1,020,050
5.125%, 10/1/27	1,000,000	1,093,900

Vermont Municipal Bonds Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,063,790
5.50%, 12/1/18	1,060,000	1,108,240
5.50%, 12/1/19	1,500,000	1,568,265
5.00%, 12/1/19	2,000,000	2,081,880

Vermont State Educational and Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,044,170
5.50%, 7/1/18 (prerefunded @ 101)	1,000,000	1,019,080
5.00%, 10/1/23	1,000,000	1,000,950
5.00%, 11/1/32	1,810,000	1,789,728
5.50%, 1/1/33	1,100,000	991,562
5.00%, 10/31/46	1,000,000	977,880

Vermont State Educational and Health Buildings Financing Agency Revenue VRDN, 2.51%, 11/1/21 (r)	500,000	500,000
Vermont State GO Bonds:
5.00%, 2/1/15	2,300,000	2,508,771
5.00%, 7/15/17	1,200,000	1,331,988
4.625%, 8/1/17	2,000,000	2,063,960
4.50%, 7/15/26	1,000,000	977,980

Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12 (r)	520,000	524,888
5.25%, 11/1/20	190,000	190,595
5.55%, 11/1/21	545,000	547,828
4.90%, 11/1/22	775,000	777,325
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	1,200,000	1,324,056
Vermont State Student Assistance Corp. Education Loan Revenue Bonds, 7.363%, 12/15/32 (r)	1,000,000	1,000,000

Total Vermont (Cost $33,828,309)		34,332,023

Territories — 26.2%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	1,000,000	1,031,140
Guam Government LO Highway and Transportation Authority Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,564,275

	Principal
Municipal Obligations — 96.5%	Amount	Value

Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,000,000	1,131,650
5.50%, 7/1/17	1,000,000	1,058,990
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds:
5.50%, 7/1/17	2,000,000	2,191,840
5.25%, 7/1/38	1,000,000	1,082,460
5.00%, 7/1/40	500,000	554,725
Puerto Rico Electric Power Authority Revenue Bonds, 5.00%, 7/1/22	500,000	515,655
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/20	1,000,000	1,073,380
Puerto Rico Public Finance Corp., 5.70%, 8/1/25	1,000,000	1,053,770
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,110,160
4.25%, 10/1/29	500,000	426,815

Total Territories (Cost $12,891,883)		12,794,860

TOTAL INVESTMENTS (Cost $46,720,192) — 96.5%		47,126,883
Other assets and liabilities, net — 3.5%		1,686,977

NET ASSETS — 100%		$48,813,860

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
U.S. Treasury Bonds	5	6/08	$593,984	($2,820)

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
GO: General Obligation
LO: Limited Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios. Money Market and Limited-Term are registered as diversified portfolios and Long-Term and Vermont as non-diversified portfolios. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class A shares of Limited-Term are sold with a maximum front-end sales charge of 1.00% and Long-Term and Vermont are sold with a maximum front-end sales charge of 3.75%.
On June 27, 2006, the net assets of the Calvert Municipal Fund, Inc., California Limited-Term Municipal Fund (“California Limited-Term”) merged into the Calvert Tax-Free Reserves, Limited-Term Portfolio (“CTFR Limited-Term”). The merger was accomplished by a tax-free exchange of 1,371,023 shares of the CTFR Limited-Term Portfolio (valued at $14,307,343) for 1,399,168 shares of the California Limited-Term Fund outstanding at June 27, 2006. The California Limited-Term Fund’s net assets as of June 27, 2006, including $36,806 of unrealized depreciation, were combined with those of the CTFR Limited-Term Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2008, securities valued at $8,908,000, or 5.4% of net assets, of the Limited-Term Portfolio, were fair valued in good faith under the direction of the Board of Trustees.
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Investments
Money Market Valuation Inputs	in Securities
Level 1 — Quoted Prices	—
Level 2 — Other Significant Observable Inputs	$910,321,858
Level 3 — Significant Unobservable Inputs	—

Total	$910,321,858

Investments
Limited Term Valuation Inputs	in Securities
Level 1 — Quoted Prices	—
Level 2 — Other Significant Observable Inputs	$153,923,318
Level 3 — Significant Unobservable Inputs	8,908,000

Total	$162,831,318

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
Limited Term	in Securities
Balance as of 12/31/07	$8,908,000
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/ or out of Level 3	—

Balance as of 3/31/08	$8,908,000

	Investments in	Other Financial
Long-Term Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	—	$47,838
Level 2 — Other Significant Observable Inputs	$49,778,147	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$49,778,147	$47,838

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

	Investments in	Other Financial
Vermont Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	—	($2,820)
Level 2 — Other Significant Observable Inputs	$47,126,883	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$47,126,883	($2,820)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term, Long-Term, and Vermont. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage.

Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
Redemption Fee: The Limited-Term, Long-Term, and Vermont Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term and Vermont) or seven days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
New Accounting Pronouncements:
In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2008, and net realized capital loss carryforwards as of December 31, 2007 with expiration dates:

	MONEY	LIMITED-	LONG
	MARKET	TERM	TERM	VERMONT

Federal income tax cost	$910,321,858	$187,185,155	$50,915,081	$46,720,147

Unrealized appreciation	—	1,296,846	945,560	918,886
Unrealized (depreciation)	—	(25,650,683)	(2,082,494)	(512,150)

Net appreciation (depreciation)	—	($24,353,837)	($1,136,934)	$406,736

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	LIMITED-TERM	LONG-TERM	VERMONT
December 31, 2012	$2,204,809	—	—
December 31, 2013	2,278,445	—	—
December 31, 2014	616,112	$164,287	—
December 31, 2015	8,150,206	54,859	$10,790
Capital loss carryforwards may be utilized to offset future capital gains until expiration.
NOTE C — OTHER
In August 2007, Calvert Asset Management Company received a Final Determination Letter and Proposed Adverse Report (the “Report”) from the Internal Revenue Service regarding Oklahoma Housing Development Authority Revenue Bonds, (“Oklahoma Bonds”) previously held in the Calvert Tax-Free Reserves Limited Term Portfolio. The Report alleges that the Oklahoma Bonds are taxable and that $596,250 of interest received on the Oklahoma Bonds in 2004 and 2005 is not excludable from the gross income of bondholders. The Fund has engaged counsel to evaluate options related to this Report. Management does not believe that the ultimate resolution of this matter will be material to the Fund.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 28, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer Treasurer — Principal Financial Officer

Date:	May 28, 2008